ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Components of Accrued Expenses and Other Liabilities

	December 31,
	2019	2018
Payroll and related expenses	$179,291	$158,185
Accrued expenses	97,325	104,568
Government authorities	101,194	95,535
Other	13,875	15,620
	$391,685	$373,908